Related Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties	¥ 66,103	$ 9,849	¥ 126,103
Due to related parties	36,172	5,390	24,799
Amounts lent | Hywin Financial Holding Group Co., Ltd.
Related Party Transaction [Line Items]
Due from related parties	66,103	9,849	126,103
Loans Borrowed And Interest Payable
Related Party Transaction [Line Items]
Due to related parties	13,672	2,037	2,299
Loans Borrowed And Interest Payable | Others
Related Party Transaction [Line Items]
Due to related parties	406	61	408
Loans Borrowed And Interest Payable | Ms. Wang Dian
Related Party Transaction [Line Items]
Due to related parties	1,891	282	1,891
Loans Borrowed And Interest Payable | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I
Related Party Transaction [Line Items]
Due to related parties	5,005	746
Loans Borrowed And Interest Payable | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II
Related Party Transaction [Line Items]
Due to related parties	6,370	948
Dividend payable | Ms. Wang Dian
Related Party Transaction [Line Items]
Due to related parties	¥ 22,500	$ 3,353	¥ 22,500